Deferred income taxes (Schedule of Balance of Temporary Differences for Deferred Income Tax Asset Recognized) (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Non-capital losses	$ 104,980	$ 77,389
SR&ED expenditures	37,659	29,558
Non-refundable investment tax credits	6,459	5,536
Deductible share issuance costs	4,028	3,452
Long-term debt	8,574	7,925
Lease obligation	347	362
Property and equipment	$ (227)	$ (400)